S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 12, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or	Our sponsor, officers, directors and director nominees.	Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (collectively, “Transfer”), until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the timeframe for us to consummate a business combination or in connection with the consummation of an initial business combination at prices no greater than the price at which the securities were originally purchased; (f) by pro rata distributions from our sponsor to its members, partners or stockholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or the limited liability company agreement of our sponsor upon dissolution of our sponsor; (h) in the event of our liquidation prior to the consummation of a business combination;

          Subject Securities  Transfer Restrictions
Persons Subject to
Restrictions

Exceptions to Transfer
Restrictions
reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g) above; (j) to us for no value for cancellation in connection with the consummation of an initial business combination; and (k) in the event that, subsequent to the consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (collectively, “Permitted Transfers”), provided, however, that, in the case of clauses (a) through (g), and (i) these transferees (the “Permitted Transferees”) must enter into a written agreement with us agreeing to be bound by these transfer restrictions.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or	Our sponsor, officers, directors and director nominees.	Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (collectively, “Transfer”), until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the timeframe for us to consummate a business combination or in connection with the consummation of an initial business combination at prices no greater than the price at which the securities were originally purchased; (f) by pro rata distributions from our sponsor to its members, partners or stockholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or the limited liability company agreement of our sponsor upon dissolution of our sponsor; (h) in the event of our liquidation prior to the consummation of a business combination;

          Subject Securities  Transfer Restrictions
Persons Subject to
Restrictions

Exceptions to Transfer
Restrictions
reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g) above; (j) to us for no value for cancellation in connection with the consummation of an initial business combination; and (k) in the event that, subsequent to the consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (collectively, “Permitted Transfers”), provided, however, that, in the case of clauses (a) through (g), and (i) these transferees (the “Permitted Transferees”) must enter into a written agreement with us agreeing to be bound by these transfer restrictions.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our sponsor, officers, directors and director nominees.
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Agreement not to Transfer until 30 days after the completion of our initial business combination.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above.
Convertible Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Agreement not to Transfer during the period commencing on the date of the underwriting agreement and ending 180 days after such date.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(a) Prior written consent of Santander US Capital Markets LLC or (b) Permitted Transfers.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above.